Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

33Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control, common significant influence or joint control. Members of key management and their close family member of the Group are also considered as related parties.

The following significant transactions were carried out between the Group and its related parties in addition to the related party information shown elsewhere in these consolidated financial statements. In the opinion of the directors of the Company, the related party transactions were carried out in the normal course of business and at terms negotiated between the Group and the respective related parties.

(a)	Transactions with related parties

	2023	2024
	RMB’000	RMB’000
Depreciation, interest expense and building rental
- A related company	1,567	1,915
Medical Equipment rental and transactions
-A related company	2,910	—

(b)	Balances with related parties

	2023	2024
	RMB’000	RMB’000
Current (Note i)
Amounts due from related parties
Amounts due from related companies	1,500	1,500
Amounts due from non‑controlling interests	656	656
	2,156	2,156

Note i:	Balances due from related parties are unsecured, interest free, repayable on demand and are denominated in RMB. Their carrying values approximate to their fair values.
(c)	Key management compensation

Key management includes directors and senior managements. The compensation paid or payable to key management for employee services is shown below:

	2023	2024
	RMB’000	RMB’000
Basic salaries and bonus	13,545	13,907
Share based compensation	7,514	—
Pension costs - defined contribution plans	273	246
	21,332	14,153

33Related party transactions (Continued)

(d)	Personal guarantees from Dr. Zhou Pengwu, Dr. Zhou Yitao, Mr. Zhou Xichun and Ms. Ding Wenting and corporate guarantee from a related company controlled by Dr. Zhou Pengwu

	2023	2024
	RMB’000	RMB’000
Bank borrowings of the Group secured by personal guarantees from Ms. Wu Binhua	41,746	61,781
Bank borrowings of the Group secured by personal properties from Dr. Zhou Pengwu and Ms. Ding Wenting	16,060	—